100 Huntington Avenue
Tower 2, Floor 3
Mail Stop CPH0326
Boston, MA 02116

October 26, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)
(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica Madison Balanced Allocation VP and Transamerica Madison Conservative Allocation VP, each a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on October 2, 2015.

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-1013.

Very truly yours,

/s/ Kimberly McGinn
Kimberly McGinn
Assistant Vice President and Associate Counsel
State Street Bank and Trust Company